Summary of All Employee Restricted Equity Award Activity (Parenthetical) (Detail) (Employee Restricted Equity Awards, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year		Dec. 31, 2010		Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number granted units	2,483,461	[1],[2]	2,841,400	[1],[2]	4,072,152	[1],[2]
Weighted average grant date fair value	$ 20.03	[2]	$ 17.50	[2]	$ 12.08	[2]
Unrecognized compensation cost related to unvested equity awards	$ 82.1
Period of recognition of compensation expense related to unvested equity awards (years)	2.44
Dividend Equivalent Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number granted units	55,288		134,644
Weighted average grant date fair value	$ 0		$ 0
Performance Based Restricted Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards target amount	3,667,204
Equity awards to vest	3,791,224

[1]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares. All performance-based awards are included at their target amounts.
[2]	In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2011 and 2010, the number granted includes 55,288 and 134,644 units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.